--------------------------------------------------------------------------------
                      ANNUAL REPORT AND PERFORMANCE UPDATE
--------------------------------------------------------------------------------

           (Logo)
     NEW ENGLAND FUNDS
Where The Best Minds Meet(TM)

--------------------------------------------------------------------------------

                             New England Value Fund


                                [graphic omitted]


December 31, 1996

                                                                   FEBRUARY 1997
--------------------------------------------------------------------------------

[Photo of Henry L.P. Schmelzer]

Dear New England Funds Shareholder,

Taken together, 1995 and 1996 constituted the sixth strongest back-to-back years for the U.S. stock market since 1915, as measured by percentage gain in the Dow Jones Industrial Average (according to Bloomberg Business News).

Most New England Funds portfolio managers believe that the forces behind this rally -- low inflation, relatively stable interest rates and strong corporate profits -- will persist, at least for a time. Nevertheless, bull markets can suddenly turn quiet; they can decline modestly; or they can reverse course sharply. No one can predict what is ahead, nor can anyone guarantee whether the market's strength will extend even further in 1997 and beyond.

Maintain a Long-Term Perspective
Whatever the market's direction, you should be prepared to consider any short-term trends in the broader context of your long-term personal goals, including the accumulation of financial assets. One way to manage this important process is by diversifying your investments. While U.S. stocks have historically been the strongest performers, you may, depending on your financial goals and needs, also benefit from investing in various types of bond funds, and by participating in growing overseas markets.

Remember that each investment has its own unique risks. What's more, no strategy can assure a profit or protect against a loss. However, one time-tested approach is to invest regularly and stay invested -- in good times and bad -- to avoid the pitfall of guessing what the market might do in the short run.

Our Multiple-Adviser Approach Sets Us Apart
Many financial representatives recommend New England Funds to their clients because of our distinctive multiple-adviser approach. For each fund, we hand-pick a specific subadviser or subadvisers with significant experience and demonstrated skill in selecting investments that are in tune with that fund's stated objective. We call it matching the talent to the task.

Finally, it may interest you to learn that you are part of a major national trend. In 1996, nearly 37 million U.S. households owned mutual funds, according to the Investment Company Institute, an industry trade organization. Mutual funds are now a cornerstone of retirement, college and other investment plans for millions of Americans.

New England Funds has grown with the industry and is now over $6 billion in size. We thank you for helping us reach this important milestone, and look forward to serving your investment needs well into the future.

Sincerely,


/s/ Henry L.P. Schmelzer
    Henry L.P. Schmelzer, President


For more information, including a prospectus for any New England Fund, please contact your financial representative or call the Investor Services and Marketing Group at 800-225-5478. Please read the prospectus carefully, including the information on charges and expenses, before you invest.

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------

                                      AWARD WINNING SERVICE -- TWO YEARS RUNNING
--------------------------------------------------------------------------------

---------------------    For two years running we're proud to announce that
        [Logo]           DALBAR, an independent evaluator of mutual fund
        QUALITY          service, has awarded New England Funds its Quality
    TESTED SERVICE       Tested Service Seal for "providing the highest
         1996            tier of service excellence in the mutual fund
---------------------    industry." New England Funds is one of just three
        DALBAR           mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:    each of the last two years -- another reason why
      INVESTORS          we are becoming known as the mutual fund company
---------------------    Where The Best Minds Meet(TM).


                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 1996
--------------------------------------------------------------------------------

Putting Performance into Perspective
The graph comparing your Fund's performance to a benchmark index provides you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares, since 12/31/86, compared to the S&P 500 Index. The data points from the graph are as follows:]

--------------------------------------------------------------------------------
                     A $10,000 INVESTMENT IN CLASS A SHARES
--------------------------------------------------------------------------------

       COMPARED TO STANDARD & POOR'S 500(R) INDEX(4)


DATE               NAV(1)           POP(2)        S&P 500(4)
----              --------         -------        ----------
12/31/86          $10,000           $9,425        $10,000
12/31/87          $11,161          $10,519        $10,521
12/31/88          $10,918          $10,290        $12,257
12/31/89          $13,382          $12,612        $16,129
12/31/90          $11,558          $10,893        $15,626
12/31/91          $14,691          $13,846        $20,367
12/31/92          $17,133          $16,148        $21,916
12/31/93          $20,044          $18,891        $24,121
12/31/94          $19,765          $18,629        $24,449
12/31/95          $26,153          $24,649        $33,603
12/31/96          $33,026          $31,135        $41,298

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, Class C and Class Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------

                                          AVERAGE ANNUAL TOTAL RETURNS* 12/31/96
--------------------------------------------------------------------------------
 CLASS A (Inception 6/5/70)        1 YEAR   3 YEARS   5 YEARS    10 YEARS
 Net Asset Value(1)                26.31%    18.12%    17.59%     12.69%
 With Max. Sales Charge(2)         18.99     15.81     16.20      12.03
 Lipper Growth & Income Avg.(5)    20.77     16.19     13.96      13.24

--------------------------------------------------------------------------------
 CLASS B (Inception 9/13/93)       1 YEAR   3 YEARS    SINCE INCEPTION
 Net Asset Value(1)                25.35%    17.28%        17.76
 With CDSC(3)                      21.35     16.55         17.34
 Standard & Poor's 500(4)          22.90     19.63         18.40
 Lipper Growth & Income Avg.(5)    20.77     16.19          n/a

--------------------------------------------------------------------------------
 CLASS C (Inception 12/30/94)      1 YEAR    SINCE INCEPTION
 Net Asset Value(1)                25.23%       28.24%
 Standard & Poor's 500(4)          22.90        30.27

--------------------------------------------------------------------------------
 CLASS Y (Inception 3/31/94)       1 YEAR    SINCE INCEPTION
 Net Asset Value(1)                26.43%       21.73%
 Standard & Poor's 500(4)          22.90        23.21

* These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors. Share price and return may vary.

NOTES TO CHARTS AND PERFORMANCE UPDATE

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 5.75% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 4% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero five years after the purchase of shares.

(4) Standard & Poor's Composite Index of 500 stocks(R) (S&P 500) is an unmanaged index representing the performance of 500 major companies, most of which are listed on the New York Stock Exchange. The S&P 500 performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------

                                     QUESTIONS & ANSWERS WITH PORTFOLIO MANAGERS
--------------------------------------------------------------------------------

Q.  How did New England Value Fund perform in 1996?

[Photos of Doug Ramos, Carol McMurtrie, Tricia Mills
  Loomis, Sayles & Company, L.P.]

    Your Fund generated a 26.31% total return for the year ended December 31, 1996 (Class A shares at net asset value). This return compares positively to the 22.90% return posted by the Fund's benchmark, the Standard & Poor's Composite Index of 500 Stocks (S&P 500).(4)

    We're also pleased to report that Lipper Analytical Services, an independent mutual fund ranking service, ranked New England Value Fund #53 out of 522 growth and income funds for the year ended December 31, 1996, placing it in the top 11% of its class. Longer term, Lipper ranked the Fund 13th out of 212 peers for five-year performance and 77th of 123 peers for 10-year performance through 12/31/96. Past performance is no guarantee of future return, but we are gratified by the Fund's performance achievements to date.

Q.  How did you manage the Fund in 1996?

    The key to performance in 1996 was stock selection. In the technology area, strong demand for personal computers and computer networks resulted in outstanding performance for companies such as EMC Corp. and Intel Corp.

    Solid business fundamentals and higher energy prices powered investments in Tosco and PanEnergy. In the financial sector, where the portfolio had a large weighting, ongoing consolidation in the banking industry benefited our holdings in NationsBank and Chase Manhattan. Attractive business fundamentals also helped produce strong performance in other financial services holdings such as Ace Ltd., a liability insurer; Federal Home Loan Mortgage Corporation (Freddie Mac); and Green Tree, a financial services company.

    In the capital goods sector, McDonnell-Douglas and Northrop Grumman were solid performers that benefited from the ongoing consolidation in the defense industry. Specific company events also contributed to performance in the case of Eckerd, a drugstore chain, that was bought out by JCPenny. Allied Signal, a large multinational conglomerate in the businesses of aerospace, automotive and engineered materials, and Carnival Corp., the popular cruise line operator, performed well as they continued to execute their business strategies.*

    Higher interest rates and new telecommunications legislation contributed to weak performance in the Fund's utilities and communications holdings. It should be noted, however, that the Fund was significantly underweighted in this area relative to the S&P 500 Index.

Q.  What is your outlook for 1997?

    Although we continue to expect moderate economic growth, low inflation and a stable interest rate environment, we believe that equity markets will experience increased volatility in 1997. An increase in the possibility of earnings disappointments and investor concerns over lower corporate earnings growth than last year should contribute to this volatility. We believe these concerns will make stock selection an important factor in performance in 1997.

* As of December 31, 1996, McDonnell-Douglas and Eckerd were no longer held by the Fund.

--------------------------------------------------------------------------------
                             NEW ENGLAND VALUE FUND
--------------------------------------------------------------------------------


-----------------------------------------------------
    YOUR FUND'S FIVE LARGEST INVESTMENTS 12/31/96*
-----------------------------------------------------
                                       PERCENTAGE
      COMPANY                           OF ASSETS
-----------------------------------------------------
   1. TOSCO CORP.                         2.42%
      Oil & Gas
-----------------------------------------------------
   2. PANENERGY CORP.                     2.24%
      Gas & Pipeline Utilities
-----------------------------------------------------
   3. LEGGETT & PLATT, INC.               2.22%
      Housing & Building Materials
-----------------------------------------------------
   4. AETNA, INC.                         2.18%
      Liability insurance
-----------------------------------------------------
   5. CROWN CORK & SEAL CO., INC.         2.15%
      Packaging
-----------------------------------------------------

-----------------------------------------------------
YOUR FUND'S TEN LARGEST STOCK SECTORS AS OF 12/31/96*
-----------------------------------------------------
                                       PERCENTAGE
      INDUSTRY                          OF ASSETS
-----------------------------------------------------
   1. Insurance                           7.7%
-----------------------------------------------------
   2. Banks                               7.6%
-----------------------------------------------------
   3. Housing & Building Materials        6.8%
-----------------------------------------------------
   4. Health Care Services                6.8%
-----------------------------------------------------
   5. Freight Transportation              5.7%
-----------------------------------------------------
   6. Financial Services                  5.5%
-----------------------------------------------------
   7. Conglomerates                       5.3%
-----------------------------------------------------
   8. Telecommunications                  5.1%
-----------------------------------------------------
   9. Chemicals                           4.9%
-----------------------------------------------------
  10. Aerospace                           4.9%
-----------------------------------------------------

*Portfolio holdings and asset allocations will vary.

--------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Investments as of December 31, 1996

COMMON STOCK--97.6% OF TOTAL NET ASSETS

  SHARES   DESCRIPTION                                                VALUE (a)
-------------------------------------------------------------------------------
           AEROSPACE--4.9%
   41,500  Lockheed Martin Corp.  ...........................      $  3,797,250
   86,200  Northrop Grumman Corp.  ..........................         7,133,050
  138,500  Raytheon Co.  ....................................         6,665,312
                                                                   ------------
                                                                     17,595,612
                                                                   ------------
           APPAREL & TEXTILES--1.9%
  167,800  Reebok International, Ltd.  ......................         7,047,600
                                                                   ------------
           AUTOMOTIVE & RELATED--1.4%
   90,500  General Motors Corp.  ............................         5,045,375
                                                                   ------------
           BANKS--7.6%
   71,700  BankAmerica Corp.  ...............................         7,152,075
   76,200  Chase Manhattan Corp.  ...........................         6,800,850
   70,100  NationsBank Corp.  ...............................         6,852,275
  152,700  Norwest Corp.  ...................................         6,642,450
                                                                   ------------
                                                                     27,447,650
                                                                   ------------
           BEVERAGES--1.8%
  279,900  Whitman Corp.  ...................................         6,402,713
                                                                   ------------
           CHEMICALS--4.9%
  284,100  Crompton & Knowles Corp.  ........................         5,468,925
   72,500  El du Pont de Nemours & Co.  .....................         6,842,187
   99,700  PPG Industries, Inc.  ............................         5,595,663
                                                                   ------------
                                                                     17,906,775
                                                                   ------------
           COMPUTERS & BUSINESS EQUIPMENT--1.9%
  210,500  EMC Corp. (c)  ...................................         6,972,813
                                                                   ------------
           CONGLOMERATES--5.3%
   98,600  Allied Signal, Inc.  .............................         6,606,200
  137,600  Dover Corp.  .....................................         6,914,400
  145,400  Philips Electronics NV (ADR) (d)  ................         5,816,000
                                                                   ------------
                                                                     19,336,600
                                                                   ------------
           ELECTRIC UTILITIES--1.8%
  324,300  Edison International  ............................         6,445,463
                                                                   ------------
           ELECTRICAL EQUIPMENT--1.9%
  122,700  York International Corp.  ........................         6,855,863
                                                                   ------------
           ELECTRONIC COMPONENTS--1.7%
   46,600  Intel Corp.  .....................................         6,101,688
                                                                   ------------
           FINANCIAL SERVICES--5.5%
   63,300  Federal Home Loan Mortgage Corp.  ................         6,970,912
  174,000  Federal National Mortgage Association  ...........         6,481,500
  170,200  Green Tree Financial Corp.  ......................         6,573,975
                                                                   ------------
                                                                     20,026,387
                                                                   ------------
           FOOD-AGRIBUSINESS--1.7%
  256,500  IBP, Inc.  .......................................         6,220,125
                                                                   ------------
           FREIGHT TRANSPORTATION--5.7%
   78,600  Burlington Northern Santa Fe  ....................         6,789,075
  268,500  Canadian Pacific, Ltd.  ..........................         7,115,250
  154,800  Federal Express Corp. (c)  .......................         6,888,600
                                                                   ------------
                                                                     20,792,925
                                                                   ------------
           GAS & PIPELINE UTILITIES--2.9%
   35,100  Columbia Gas Systems, Inc.  ......................         2,233,238
  180,500  Panenergy Corp.  .................................         8,122,500
                                                                   ------------
                                                                     10,355,738
                                                                   ------------
           HEALTH CARE-SERVICES--6.8%
   98,700  Aetna, Inc.  .....................................         7,896,000
  497,600  Beverly Enterprises, Inc.  .......................         6,344,400
  181,300  Columbia/HCA Healthcare Corp.  ...................         7,387,975
   93,500  Foundation Health Corp. (c)  .....................         2,968,625
                                                                   ------------
                                                                     24,597,000
                                                                   ------------
           HOUSEHOLD PRODUCTS--4.1%
   55,100  Kimberly-Clark Corp.  ............................         5,248,275
  112,000  Premark International, Inc.  .....................         2,492,000
  135,300  Tupperware Corp.  ................................         7,255,462
                                                                   ------------
                                                                     14,995,737
                                                                   ------------
           HOUSING & BUILDING MATERIALS--6.8%
  103,400  Armstrong World Industries, Inc.  ................         7,186,300
   74,200  Black & Decker Corp.  ............................         2,235,275
  232,500  Leggett & Platt, Inc.  ...........................         8,050,312
  202,500  Masco Corp.  .....................................         7,290,000
                                                                   ------------
                                                                     24,761,887
                                                                   ------------
           INSURANCE--7.8%
  124,300  ACE, Ltd.  .......................................         7,473,537
  120,900  Allstate Corp.  ..................................         6,997,088
  120,500  Chubb Corp.  .....................................         6,476,875
  247,600  Everest Reinsurance Holdings, Inc.  ..............         7,118,500
                                                                   ------------
                                                                     28,066,000
                                                                   ------------
           LEISURE TIME--3.8%
  215,500  American Greetings Corp.  ........................         6,114,812
  231,500  Carnival Corp.  ..................................         7,639,500
                                                                   ------------
                                                                     13,754,312
                                                                   ------------
           OIL & GAS--4.5%
  110,800  Tosco Corp.  .....................................         8,767,050
  141,900  United Meridian Corp.(c)  ........................         7,343,325
                                                                   ------------
                                                                     16,110,375
                                                                   ------------
           PACKAGING--2.2%
  143,300  Crown Cork & Seal Co., Inc.  .....................         7,791,938
                                                                   ------------
           RETAIL-FOOD & DRUG--2.0%
  154,600  Kroger Co. (c)  ..................................         7,188,900
                                                                   ------------
           TELECOMMUNICATION--5.1%
   89,700  Ameritech Corp.  .................................         5,438,062
  143,200  GTE Corp.  .......................................         6,515,600
  182,000  Pacific Telesis Group  ...........................         6,688,500
                                                                   ------------
                                                                     18,642,162
                                                                   ------------
           TOBACCO--3.6%
   75,900  Loews Corp.  .....................................         7,153,575
  180,500  UST, Inc.  .......................................         5,843,687
                                                                   ------------
                                                                     12,997,262
                                                                   ------------
           Total Common Stock (Identified Cost $269,131,583)        353,458,900
                                                                   ------------

SHORT TERM INVESTMENTS--3.0%

  FACE
 AMOUNT      DESCRIPTION                                            VALUE (a)
-------------------------------------------------------------------------------
$11,108,000  Associates Corp. North America 6.550%, 1/02/97 .      $ 11,108,000
                                                                   ------------
             Total Short Term Investments (Identified Cost
               $11,108,000) .................................        11,108,000
                                                                   ------------
             Total Investments--100.6% (Identified Cost
               $280,239,583)(b) .............................       364,566,900
             Other assets less liabilities  .................        (2,324,940)
                                                                   ------------
             Total Net Assets--100% .........................      $362,241,960
                                                                   ============

(a) See Note 1a.
(b) Federal Tax Information:
    At December 31, 1996 the net unrealized appreciation on investments based on cost of $280,300,421 for federal income tax purposes was as follows:

    Aggregate gross unrealized appreciation for all investments
    in which there is an excess of value over tax cost ........    $ 84,637,308
    Aggregate gross unrealized depreciation for all investments
    in which there is an excess of tax cost over value ........        (370,829)
                                                                   ------------
    Net unrealized appreciation ...............................    $ 84,266,479
                                                                   ============
(c) Non-income producing security.
(d) An American Depository Receipt (ADR) is a certificate issued by a U.S. bank representing the right to receive securities of the foreign issuer described. The value of ADRs are significantly influenced by trading on exchanges not located in the United States or Canada.


       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                      STATEMENT OF ASSETS & LIABILITIES
--------------------------------------------------------------------------------

December 31, 1996

ASSETS
  Investments at value .....................................                      $364,566,900
  Cash .....................................................                               348
  Receivable for:
    Fund shares sold .......................................                           707,794
    Dividends and interest .................................                           506,863
    Foreign taxes ..........................................                             2,886
    Prepaid registration expense ...........................                             8,000
                                                                                  ------------
                                                                                   365,792,791
LIABILITIES
  Payable for:
    Securities purchased ...................................     $   998,513
    Fund shares redeemed ...................................       2,159,596
    Withholding Taxes ......................................             258
  Accrued expenses:
    Management fees ........................................         219,669
    Deferred trustees' fees ................................          73,923
    Accounting and administrative ..........................           4,725
    Other expenses .........................................          94,147
                                                                 -----------
                                                                                     3,550,831
                                                                                  ------------
NET ASSETS .................................................                      $362,241,960
                                                                                  ============
  Net Assets consist of:
    Capital paid in ........................................                      $269,109,127
    Undistributed net investment income ....................                           121,261
    Accumulated net realized gains .........................                         8,684,255
    Unrealized appreciation on investments .................                        84,327,317
                                                                                  ------------
NET ASSETS .................................................                      $362,241,960
                                                                                  ============
Computation of net asset value and offering price:
    Net asset value and redemption price of Class A shares
      ($297,581,000 divided by 31,010,724 shares of
      beneficial interest) .................................                            $ 9.60
                                                                                        ======
    Offering price per share (100/94.25 of $9.60) ..........                            $10.19*
                                                                                        ======
    Net asset value and offering price of Class B shares
      ($48,209,683 divided by 5,092,567 shares of beneficial
      interest) ............................................                            $ 9.47**
                                                                                        ======
    Net asset value and offering price of Class C shares
      ($3,735,265 divided by 395,019 shares of beneficial
      interest) ............................................                            $ 9.46
                                                                                        ======
    Net asset value and offering price of Class Y shares
      ($12,716,012 divided by 1,331,232 shares of beneficial
      interest) ............................................                            $ 9.55
                                                                                        ======
    Identified cost of investments .........................                      $280,239,583
                                                                                  ============
* Based upon single purchases of less than $50,000.
  Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.


       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                           STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

Year Ended December 31, 1996

INVESTMENT INCOME
  Dividends ................................................                      $ 5,973,994(a)
  Interest .................................................                          397,414
                                                                                  -----------
                                                                                    6,371,408
  Expenses
    Management fees ........................................      $2,241,498
    Service fees - Class A .................................         646,962
    Service and distribution fees - Class B ................         359,799
    Service and distribution fees - Class C ................          21,301
    Trustees' fees and expenses ............................          22,873
    Accounting and administrative ..........................          54,574
    Custodian ..............................................         109,035
    Transfer agent .........................................         616,555
    Audit and tax services .................................          35,000
    Legal ..................................................          24,357
    Printing ...............................................          55,217
    Registration ...........................................          49,042
    Miscellaneous ..........................................          22,078
                                                                  ----------
  Total Expenses ...........................................                        4,258,291
                                                                                  -----------
  Net investment income ....................................                        2,113,117
                                                                                  -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
    Realized gain on Investments - net .....................                       41,007,345
    Unrealized appreciation on Investments - net ...........                       30,101,917
                                                                                  -----------
    Net gain on investment transactions ....................                       71,109,262
                                                                                  -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS .................                      $73,222,379
                                                                                  ===========
(a) Net of foreign taxes of: $97,469.


       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                      STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                   YEAR ENDED             YEAR ENDED
                                                                  DECEMBER 31,           DECEMBER 31,
                                                                     1995                   1996
                                                                 -------------          -------------
FROM OPERATIONS
  Net investment income ....................................      $  2,841,943           $  2,113,117
  Net realized gain on investments .........................        31,424,701             41,007,345
  Unrealized appreciation on investments ...................        33,283,879             30,101,917
                                                                  ------------           ------------
  Increase in net assets from operations ...................        67,550,523             73,222,379
                                                                  ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
      Class A ..............................................        (2,497,665)            (1,859,247)
      Class B ..............................................          (159,658)               (44,342)
      Class C ..............................................            (6,440)                (3,710)
      Class Y ..............................................           (86,275)              (105,836)
  Net realized gain on investments
      Class A ..............................................       (18,292,636)           (35,730,736)
      Class B ..............................................        (1,952,478)            (5,470,122)
      Class C ..............................................           (53,531)              (360,682)
      Class Y ..............................................          (467,103)            (1,371,598)
                                                                  ------------           ------------
                                                                   (23,515,786)           (44,946,273)
                                                                  ------------           ------------
  Increase in net assets derived from capital share
    transactions ...........................................        24,206,907             57,024,198
                                                                  ------------           ------------
  Total increase in net assets .............................        68,241,644             85,300,304
NET ASSETS
  Beginning of the year ....................................       208,700,012            276,941,656
                                                                  ------------           ------------
  End of the year ..........................................      $276,941,656           $362,241,960
                                                                  ============           ============
UNDISTRIBUTED (OVERDISTRIBUTED) NET INVESTMENT INCOME
  Beginning of the year ....................................      $    (12,653)          $     91,904
                                                                  ============           ============
  End of the year ..........................................      $     91,904           $    121,261
                                                                  ============           ============


       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                          CLASS A
                                               ------------------------------------------------------------------
                                                                  YEAR ENDED DECEMBER 31,
                                               ------------------------------------------------------------------
                                                1992           1993           1994           1995           1996
                                               ------         ------         ------         ------         ------
Net Asset Value, Beginning of Year ....        $ 6.69         $ 7.28         $ 7.87         $ 7.27         $ 8.78
                                               ------         ------         ------         ------         ------
Income From Investment Operations
Net Investment Income .................          0.09           0.07           0.08           0.10           0.06
Net Realized and Unrealized Gain (Loss)
  on Investments ......................          1.02           1.16          (0.19)          2.21           2.12
                                               ------         ------         ------         ------         ------
Total From Investment Operations ......          1.11           1.23          (0.11)          2.31           2.18
                                               ------         ------         ------         ------         ------
Less Distributions
Dividends From Net Investment Income ..         (0.09)         (0.07)         (0.08)         (0.09)         (0.06)
Distributions From Net Realized Capital
Gains .................................         (0.43)         (0.57)         (0.41)         (0.71)         (1.30)
                                               ------         ------         ------         ------         ------
Total Distributions ...................         (0.52)         (0.64)         (0.49)         (0.80)         (1.36)
                                               ------         ------         ------         ------         ------
Net Asset Value, End of Year ..........        $ 7.28         $ 7.87         $ 7.27         $ 8.78         $ 9.60
                                               ======         ======         ======         ======         ======
Total Return (%) (a) ..................         16.6           17.0           (1.4)          32.3           26.3
Ratio of Operating Expenses to
  Average Net Assets (%) ..............          1.32           1.34           1.37           1.37           1.31
Ratio of Net Investment Income to
  Average Net Assets (%) ..............          1.26           0.83           1.00           1.22           0.78
Portfolio Turnover Rate (%) ...........            38             40             29             52             64
Average Commission Rate (b) ...........            --             --             --             --     $   0.0574
Net Assets, End of Year (000) .........      $156,240       $189,779       $190,869       $241,038       $297,581

(a) A sales charge is not reflected in total return calculations.
(b) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                 CLASS B
                                                    ---------------------------------------------------------------
                                                     SEPTEMBER 13 (a)
                                                         THROUGH
                                                       DECEMBER 31,              YEAR ENDED DECEMBER 31,
                                                    -----------------  ------------------------------------------
                                                           1993                1994         1995          1996
                                                    -----------------  ------------------------------------------
Net Asset Value, Beginning of Period ...........          $ 7.97              $ 7.85        $ 7.23        $ 8.70
                                                          ------              ------        ------        ------
Income From Investment Operations
Net Investment Income ..........................            0.11                0.04          0.05          0.01
Net Realized and Unrealized Gain (Loss) on
  Investments ..................................            0.39               (0.20)         2.18          2.07
                                                          ------              ------        ------        ------
Total From Investment Operations ...............            0.50               (0.16)         2.23          2.08
                                                          ------              ------        ------        ------
Less Distributions
Dividends From Net Investment Income ...........           (0.05)              (0.05)        (0.05)        (0.01)
Distributions From Net Realized Capital Gains ..           (0.57)              (0.41)        (0.71)        (1.30)
                                                          ------              ------        ------        ------
Total Distributions ............................           (0.62)              (0.46)        (0.76)        (1.31)
                                                          ------              ------        ------        ------
Net Asset Value, End of Period .................          $ 7.85              $ 7.23        $ 8.70        $ 9.47
                                                          ======              ======        ======        ======
Total Return (%) (c) ...........................            6.5               (2.0)          31.3          25.4
Ratio of Operating Expenses to
  Average Net Assets (%) .......................            2.16(b)             2.12          2.12          2.06
Ratio of Net Investment Income to
  Average Net Assets (%) .......................            0.05(b)             0.25          0.47          0.03
Portfolio Turnover Rate (%) ....................              40                  29            52            64
Average Commission Rate (d) ....................             --                   --            --       $0.0574
Net Assets, End of Period (000) ................          $2,182             $13,830       $27,941       $48,210

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                       CLASS C                                  CLASS Y
                                              -------------------------      -----------------------------------------
                                                                             MARCH 31 (a)
                                                                              THROUGH
                                               YEAR ENDED DECEMBER 31,       DECEMBER 31,      YEAR ENDED DECEMBER 31,
                                              -------------------------      ------------     ------------------------
                                                 1995            1996            1994            1995          1996
                                                ------          ------          ------          ------        ------
Net Asset Value, Beginning of Period ..         $ 7.23          $ 8.70          $ 7.57          $ 7.24        $ 8.75
                                                ------          ------          ------          ------        ------
Income From Investment Operations
Net Investment Income .................           0.05            0.01            0.10            0.12          0.08
Net Realized and Unrealized Gain (Loss)
  on Investments ......................           2.18            2.06            0.08            2.21          2.10
                                                ------          ------          ------          ------        ------
Total From Investment Operations ......           2.23            2.07            0.18            2.33          2.18
                                                ------          ------          ------          ------        ------
Less Distributions
Dividends From Net Investment Income ..          (0.05)          (0.01)          (0.10)          (0.11)        (0.08)
Distributions From Net Realized Capital
  Gains ...............................          (0.71)          (1.30)          (0.41)          (0.71)        (1.30)
                                                ------          ------          ------          ------        ------
Total Distributions ...................          (0.76)          (1.31)          (0.51)          (0.82)        (1.38)
                                                ------          ------          ------          ------        ------
Net Asset Value, End of Period ........         $ 8.70          $ 9.46          $ 7.24          $ 8.75        $ 9.55
                                                ======          ======          ======          ======        ======
Total Return (%) (c) ..................          31.3            25.2             2.4            32.8          26.4
Ratio of Operating Expenses to
  Average Net Assets (%) ..............           2.12            2.06            1.54(b)         1.12          1.06
Ratio of Net Investment Income to
  Average Net Assets (%) ..............           0.47            0.03            1.05(b)         1.47          1.03
Portfolio Turnover Rate (%) ...........             52              64              29              52            64
Average Commission Rate (d) ...........             --         $0.0574              --              --       $0.0574
Net Assets, End of Period (000) .......         $1,224       $   3,735            $4,001        $6,738       $12,716

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not computed on an annualized basis.
(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades upon which commissions are charged. This rate generally does not reflect mark-ups, mark-downs, or spreads on shares traded on a principal basis.


       See accompanying notes to financial statements.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

December 31, 1996

1. The Fund is a Series of New England Funds Trust I, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each such series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 13, 1993, of Class C shares on December 30, 1994 and of its Class Y shares on March 31, 1994. Class A shares are sold with a maximum front end sales charge of 5.75%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares, for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within five years of purchase. Class C shares do not pay front end or contingent deferred sales charges and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fee. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees, which service provides the last reported sale price for securities listed on an applicable securities exchange or on the NASDAQ national market system, or, if no sale was reported and in the case of over-the counter securities not so listed, the last reported bid price. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. FEDERAL INCOME TAXES.   The Fund intends to meet the requirements of the
Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains, at least annually. Accordingly, no provision for federal income tax has been made.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions are recorded on the ex-dividend date. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences will result in reclassification to the capital accounts.

E. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The Fund's subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for year ended December 31, 1996 were $202,530,985 and $192,376,417, respectively.

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 0.75% of the first $200 million of the Fund's average daily net assets, 0.70% of the next $300 million and 0.65% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Loomis Sayles & Company, L.P. at the rate of 0.535% of the first $200 million of the Fund's average daily net assets, 0.350% of the next $300 million and 0.300% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Loomis Sayles & Company, L.P. are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC") which is a subsidiary of Metropolitan Life Insurance Company ("Met Life"). Fees earned by NEFM and Loomis Sayles & Company, L.P. under the management agreement in effect during the year ended December 31, 1996 are as follows:

     FEES EARNED
     -----------
     $  800,751          New England Funds Management, L.P.
     $1,440,747          Loomis Sayles & Company, L.P.

B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds, L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the year ended December 31, 1996 these expenses amounted to $54,574 and are shown separately in the financial statements as accounting and administrative.

C. TRANSFER AGENT FEES.   New England Funds is the transfer and shareholder
servicing agent for the Fund. For the year ended December 31, 1996, the Fund paid New England Funds $458,589 as compensation for its services in that capacity.

D. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and Service and Distribution Plans relating to the Fund's Class B and Class C shares (the "Class B and Class C Plans").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by the New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1996, the Fund paid New England Funds $646,962 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward at December 31, 1996 is $1,651,994.

Under the Class B and Class C Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1996, the Fund paid New England Funds $89,950 and $5,325 in service fees under the Class B and Class C plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds monthly distribution fees at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the year ended December 31, 1996, the Fund paid New England Funds $269,849 and $15,976 in distribution fees under the Class B and Class C plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the year ended December 31, 1996 amounted to $737,395.

E. TRUSTEES FEES AND EXPENSES.   The Fund does not pay any compensation
directly to its officers or trustees who are directors, officers or employees of NEFM, New England Funds, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

  Annual Retainer                        $2,255
  Meeting Fee                            $114/meeting
  Committee Meeting Fee                  $68/meeting
  Committee Chairman Retainer            $131/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have been, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At December 31, 1996 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                   YEAR ENDED                         YEAR ENDED
                                                DECEMBER 31, 1995                  DECEMBER 31, 1996
                                             ---------------------------        ---------------------------
CLASS A                                       SHARES            AMOUNT           SHARES            AMOUNT
-------                                      ---------       -----------        ---------       -----------
Shares sold ..........................       3,546,403       $29,882,286        4,640,471       $43,287,185
Shares issued in connection with the
 reinvestment of:
  Dividends from net investment income         283,157         2,443,644          189,563         1,810,327
  Distributions from net realized gain       2,099,871        18,018,417        3,878,685        35,082,583
                                             ---------       -----------        ---------       -----------
                                             5,929,431        50,344,347        8,708,719        80,180,095
Shares repurchased ...................      (4,749,976)      (39,580,212)      (5,137,827)      (47,889,236)
                                             ---------       -----------        ---------       -----------
Net increase .........................       1,179,455       $10,764,135        3,570,892       $32,290,859
                                             ---------       -----------        ---------       -----------

                                                   YEAR ENDED                         YEAR ENDED
                                                DECEMBER 31, 1995                  DECEMBER 31, 1996
                                             ---------------------------        ---------------------------
CLASS B                                       SHARES            AMOUNT           SHARES            AMOUNT
-------                                      ---------       -----------        ---------       -----------
Shares sold ..........................       1,279,784       $10,347,316        1,765,384       $16,311,333
Shares issued in connection with the
 reinvestment of:
  Dividends from net investment income          16,925           144,710            4,900            46,158
  Distributions from net realized gain         219,538         1,861,128          582,246         5,194,870
                                             ---------       -----------        ---------       -----------
                                             1,516,247        12,353,154        2,352,530        21,552,361
Shares repurchased ...................        (218,772)       (1,820,967)        (471,337)       (4,330,620)
                                             ---------       -----------        ---------       -----------
Net increase .........................       1,297,475       $10,532,187        1,881,193       $17,221,741
                                             ---------       -----------        ---------       -----------

                                                   YEAR ENDED                         YEAR ENDED
                                                DECEMBER 31, 1995                  DECEMBER 31, 1996
                                             ---------------------------        ---------------------------
CLASS C                                       SHARES            AMOUNT           SHARES            AMOUNT
-------                                      ---------       -----------        ---------       -----------
Shares sold ..........................         149,041       $ 1,267,129          289,530       $ 2,676,616
Shares issued in connection with the
 reinvestment of:
  Dividends from net investment income             678             5,797              372             3,501
  Distributions from net realized gain           5,998            50,896           37,948           339,671
                                             ---------       -----------        ---------       -----------
                                               155,717         1,323,822          327,850         3,019,788
Shares repurchased ...................         (15,036)         (131,777)         (73,512)         (674,174)
                                             ---------       -----------        ---------       -----------
Net increase .........................         140,681       $ 1,192,045          254,338       $ 2,345,614
                                             ---------       -----------        ---------       -----------

                                                   YEAR ENDED                         YEAR ENDED
                                                DECEMBER 31, 1995                  DECEMBER 31, 1996
                                             ---------------------------        ---------------------------
CLASS Y                                       SHARES            AMOUNT           SHARES            AMOUNT
-------                                      ---------       -----------        ---------       -----------
Shares sold ..........................         370,103       $ 2,990,140          473,688       $ 4,397,728
Shares issued in connection with the
 reinvestment of:
  Dividends from net investment income          10,044            86,275           11,141           105,840
  Distributions from net realized gain          54,580           467,103          151,895         1,371,593
                                             ---------       -----------        ---------       -----------
                                               434,727         3,543,518          636,724         5,875,161
Shares repurchased ...................        (216,496)       (1,824,978)         (75,923)         (709,177)
                                             ---------       -----------        ---------       -----------
Net increase .........................         218,231         1,718,540          560,801         5,165,984
                                             ---------       -----------        ---------       -----------
Increase derived from capital shares
  transactions .......................       2,835,842       $24,206,907        6,267,224       $57,024,198
                                             =========       ===========        =========       ===========

--------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of NEW ENGLAND VALUE FUND

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Value Fund ("the Fund") at December 31, 1996, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at December 31, 1996 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 7, 1997

-----------------------------------------------------------------------------
                               NEW ENGLAND FUNDS
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                   To learn more, and for a free prospectus,
                     contact your financial representative.

          VISIT OUR WORLD WIDE WEB SITE AT HTTP://WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

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---------------------    ---------------------
        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
---------------------    ---------------------
        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
---------------------    ---------------------

                  VL56-1296

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